United States Security and Exchange Commission


FORM 13F COVER PAGE

Report for the Calendar Year to Quarter Ended: June 30, 2002
Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is  a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:			Spero-Smith Investment Advisers, Inc.
Address:			3601 Green Road
				Suite 102
				Cleveland, OH  44122

13F Filer Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit is, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Denise Farkas
Title: 	Senior Vice-President
Phone:	216-464-6266
Signature, Place and Date of Signing:

Denise Farkas	Cleveland, Ohio		July 31, 2002

Report Type (Check only one.):

[X]		13F HOLDINGS REPORT.

[ ]		13F NOTICE.

[ ]		13F COMBINATION REPORT.


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:		0

Form 13F Information Table Entry Total:	46

Form 13F Information Table Value Total:	$66,492,000


                                     Title of               Value           Invst  Other   Voting Authority
Name of Issuer                        Class      Cusip    (x$1000) Shares    Disc  Mngrs     Sole  Shared  None

Charter One Financial, Inc.            Com    160903100     3,233     94065  Sole             94065
Exxon Mobil Corporation                Com    30231g102     2,945     71985  Sole             71985
Progressive Corporation Ohio           Com    743315103     2,753     47589  Sole             47589
General Elec Company                   Com    369604103     2,640     90898  Sole             90898
MBNA Corporation                       Com    55262l100     2,473     74788  Sole             74788
Alcoa Incorporated                     Com    013817101     2,433     73394  Sole             73394
Microsoft Corporation                  Com    594918104     2,425     44343  Sole             44343
Danaher Corporation Del                Com    235851102     2,412     36360  Sole             36360
American International Group Incorpo   Com    026874an7     2,389     35022  Sole             35022
Johnson & Johnson                      Com    478160104     2,376     45479  Sole             45479
Fifth Third Bancorp                    Com    316773100     2,360     35410  Sole             35410
Kimberly Clark Corporation             Com    494368103     2,354     37973  Sole             37973
Citigroup Incorporated                 Com    172967101     2,294     59206  Sole             59206
American Elec Pwr Incorporated         Com    025537101     2,217     55418  Sole             55418
Harrahs Entertainment Incorporated     Com    413619107     2,168     48905  Sole             48905
Intel Corporation                      Com    458140100     2,151    117750  Sole            117750
Medtronic Incorporated                 Com    585055106     2,146     50097  Sole             50097
Pfizer Incorporated                    Com    717081103     2,132     60921  Sole             60921
Applied Matls Incorporated             Com    037916103     2,084    109600  Sole            109600
Conoco Incorporated                    Com    208251504     2,044     73535  Sole             73535
Cardinal Health Incorporated           Com    14149y108     1,981     32272  Sole             32272
Amgen Incorporated                     Com    031162100     1,686     40274  Sole             40274
L-3 Communications Hldgs Incorporate   Com    502424104     1,559     28874  Sole             28874
Americredit Corporation                Com    03060r101     1,554     55425  Sole             55425
Merck & Company Incorporated           Com    589331107     1,461     28870  Sole             28870
Safeway Incorporated Com New           Com    786514208     1,413     48440  Sole             48440
Cisco Systems Incorporated             Com    17275r102     1,365     97909  Sole             97909
Sun Microsystems Incorporated          Com    866810104      937     187112  Sole            187112
E M C Corporation Mass                 Com    268648102      923     122365  Sole            122365
Hon Industries                         Com    438092108      552      20310  Sole             20310
Telefonos De Mexico C.V.S.A.           Com    879403780      538      16776  Sole             16776
International Business Machines        Com    459200101      503       7000  Sole              7000
BP Plc                                 Com    055622104      393       7794  Sole              7794
Universal Fst Products Incorporated    Com    913543104      374      16000  Sole             16000
Lincoln Electric Holdings              Com    533900106      374      13925  Sole             13925
Tellabs Incorporated                   Com    879664100      357      57685  Sole             57685
Unizan Financial Corp                  Com    91528w101      316      14786  Sole             14786
Second Bancorp, Inc.                   Com    813114105      290      10650  Sole             10650
Verizon Communications                 Com    92343v104      288       7192  Sole              7192
AT&T Wireless Svcs Incorporated        Com    00209a106      273      46829  Sole             46829
U.S. Bancorp New                       Com    902973304      249      10677  Sole             10677
America Movil S A De C V               Com    02364w105      223      16676  Sole             16676
Honeywell International Incorporated   Com    438516106      222       6305  Sole              6305
Bank Of America Corporation            Com    060505104      216       3080  Sole              3080
SBC Communications, Inc.               Com    78387g103      209       6883  Sole              6883
Procter & Gamble Co.                   Com    742718109      207       2328  Sole              2328